LEASE LIABILITIES - Narratives (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
LEASE LIABILITIES
Incremental borrowing rates applied to lease liabilities	5.14%	5.20%
Right-of-use assets	$ 185,514,000	$ 167,641,000
Lease liabilities	$ 212,626,000	$ 202,945,000
Minimum
LEASE LIABILITIES
Incremental borrowing rates applied to lease liabilities	0.77%	1.48%
Maximum
LEASE LIABILITIES
Incremental borrowing rates applied to lease liabilities	9.50%	8.91%